June 20, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the "Registrant")
1933 Act File No. 333-221045, Post-Effective Amendment No. 4 and
1940 Act File No. 811-23305, Amendment No. 6 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) respond to comments provided by Ms. Alison White, on June 5, 2018, with respect to the Registrants Post-Effective Amendment No. 2, filed on April 20, 2018, (ii) add two new series of the Registrant, American Century Quality Diversified International ETF and American Century U.S. Quality Growth ETF, and (iii) make certain other non-material changes deemed appropriate by the Registrant. The Registrant believes that this Amendment, along with the separate Correspondence filed by the Registrant via EDGAR on June 20, 2018, fully responds to the Staff's comments. Accordingly, the Registrant intends to request that the effective date of this registration statement be accelerated to July 20, 2018, or as soon thereafter as is practicable.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com